Expected Long-Term Rate of Return on Assets Assumption (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.70%
Employee retirement costs
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.10%